Revenue - Summary of Revenues by Recognition (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of revenue [line items]
Telecommunication Services	₺ 140,662,877	₺ 127,224,534	₺ 109,007,288
Equipment revenues	13,728,480	16,451,581	16,089,885
Revenue from financial operation	7,817,357	5,996,632	4,736,403
Other	4,462,650	4,980,284	5,141,583
Total revenue	166,671,364	154,653,031	134,975,159
Goods or services transferred at point in time [member]
Disclosure of revenue [line items]
Telecommunication Services	960,128	2,199,182	1,024,192
Equipment revenues	13,094,236	15,710,426	15,451,545
Revenue from financial operation	3,595,168	2,668,723	1,959,097
Other	367,211	213,108	110,231
Total revenue	18,016,743	20,791,439	18,545,065
Goods or services transferred over time [member]
Disclosure of revenue [line items]
Telecommunication Services	139,702,749	125,025,352	107,983,096
Equipment revenues	634,244	741,155	638,340
Revenue from financial operation	4,222,189	3,327,909	2,777,306
Other	4,095,439	4,767,176	5,031,352
Total revenue	148,654,621	133,861,592	116,430,094
Turkcell Turkiye segment [member]
Disclosure of revenue [line items]
Total revenue	142,529,586	131,630,735	111,946,394
Turkcell International segment [member]
Disclosure of revenue [line items]
Total revenue	3,875,977	3,572,760	3,514,397
Techfin segment [member]
Disclosure of revenue [line items]
Total revenue	7,817,356	5,996,632	4,736,402
All other segments [member]
Disclosure of revenue [line items]
Total revenue	12,448,445	13,452,904	14,777,966
Operating segments [member] | Turkcell Turkiye segment [member]
Disclosure of revenue [line items]
Telecommunication Services	137,233,847	124,213,915	105,968,139
Equipment revenues	4,915,963	7,192,829	5,947,208
Other	1,621,891	1,353,641	630,428
Total revenue	143,771,701	132,760,385	112,545,775
Operating segments [member] | Turkcell Turkiye segment [member] | Goods or services transferred at point in time [member]
Disclosure of revenue [line items]
Telecommunication Services	887,950	2,102,697	911,193
Equipment revenues	4,281,719	6,451,674	5,308,868
Other	4,714	543	17,101
Total revenue	5,174,383	8,554,914	6,237,162
Operating segments [member] | Turkcell Turkiye segment [member] | Goods or services transferred over time [member]
Disclosure of revenue [line items]
Telecommunication Services	136,345,897	122,111,218	105,056,946
Equipment revenues	634,244	741,155	638,340
Other	1,617,177	1,353,098	613,327
Total revenue	138,597,318	124,205,471	106,308,613
Operating segments [member] | Turkcell International segment [member]
Disclosure of revenue [line items]
Telecommunication Services	3,644,353	3,300,434	3,286,225
Equipment revenues	205,107	264,350	255,552
Other	165,394	226,149	317,550
Total revenue	4,014,854	3,790,933	3,859,327
Operating segments [member] | Turkcell International segment [member] | Goods or services transferred at point in time [member]
Disclosure of revenue [line items]
Telecommunication Services	72,178	96,637	113,330
Equipment revenues	205,107	264,350	255,552
Other	37,084	45,013	9,700
Total revenue	314,369	406,000	378,582
Operating segments [member] | Turkcell International segment [member] | Goods or services transferred over time [member]
Disclosure of revenue [line items]
Telecommunication Services	3,572,175	3,203,797	3,172,895
Other	128,310	181,136	307,850
Total revenue	3,700,485	3,384,933	3,480,745
Operating segments [member] | Techfin segment [member]
Disclosure of revenue [line items]
Revenue from financial operation	8,633,753	6,596,195	5,118,775
Total revenue	8,633,753	6,596,195	5,118,775
Operating segments [member] | Techfin segment [member] | Goods or services transferred at point in time [member]
Disclosure of revenue [line items]
Revenue from financial operation	4,347,028	3,211,743	2,341,457
Total revenue	4,347,028	3,211,743	2,341,457
Operating segments [member] | Techfin segment [member] | Goods or services transferred over time [member]
Disclosure of revenue [line items]
Revenue from financial operation	4,286,725	3,384,452	2,777,318
Total revenue	4,286,725	3,384,452	2,777,318
Operating segments [member] | All other segments [member]
Disclosure of revenue [line items]
Equipment revenues	8,717,473	9,118,647	9,943,083
Other	4,725,907	5,552,768	9,632,491
Total revenue	13,443,380	14,671,415	19,575,574
Operating segments [member] | All other segments [member] | Goods or services transferred at point in time [member]
Disclosure of revenue [line items]
Equipment revenues	8,717,473	9,118,647	9,943,083
Other	329,063	167,627	96,573
Total revenue	9,046,536	9,286,274	10,039,656
Operating segments [member] | All other segments [member] | Goods or services transferred over time [member]
Disclosure of revenue [line items]
Other	4,396,844	5,385,141	9,535,918
Total revenue	4,396,844	5,385,141	9,535,918
Intersegment eliminations [member]
Disclosure of revenue [line items]
Telecommunication Services	(215,323)	(289,815)	(247,076)
Equipment revenues	(110,063)	(124,245)	(55,958)
Revenue from financial operation	(816,396)	(599,563)	(382,372)
Other	(2,050,542)	(2,152,274)	(5,438,886)
Total revenue	(3,192,324)	(3,165,897)	(6,124,292)
Intersegment eliminations [member] | Goods or services transferred at point in time [member]
Disclosure of revenue [line items]
Telecommunication Services		(152)	(331)
Equipment revenues	(110,063)	(124,245)	(55,958)
Revenue from financial operation	(751,860)	(543,020)	(382,360)
Other	(3,650)	(75)	(13,143)
Total revenue	(865,573)	(667,492)	(451,792)
Intersegment eliminations [member] | Goods or services transferred over time [member]
Disclosure of revenue [line items]
Telecommunication Services	(215,323)	(289,663)	(246,745)
Revenue from financial operation	(64,536)	(56,543)	(12)
Other	(2,046,892)	(2,152,199)	(5,425,743)
Total revenue	(2,326,751)	(2,498,405)	(5,672,500)
Intersegment eliminations [member] | Turkcell Turkiye segment [member]
Disclosure of revenue [line items]
Total revenue	(1,242,115)	(1,129,650)	(599,381)
Intersegment eliminations [member] | Turkcell International segment [member]
Disclosure of revenue [line items]
Total revenue	(138,877)	(218,173)	(344,930)
Intersegment eliminations [member] | Techfin segment [member]
Disclosure of revenue [line items]
Total revenue	(816,397)	(599,563)	(382,373)
Intersegment eliminations [member] | All other segments [member]
Disclosure of revenue [line items]
Total revenue	₺ (994,935)	₺ (1,218,511)	₺ (4,797,608)